SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
15. SUBSEQUENT EVENTS

The Company’s operations may be affected by the recent and ongoing outbreak of the coronavirus disease 2019 (COVID-19) which in March 2020, has been declared as a pandemic by the World Health Organization. The ultimate disruption which may be caused by the outbreak is uncertain; however it may result in a material adverse impact on the Company’s financial position, operations and cash flows. The Company’s revenue form Sino-foreign jointly managed academic programs was not significantly impacted because the host Chinese universities/colleges closed for winter break in December 2019 before the outbreak of COVID-19. Although the host Chinese universities/colleges remained closed from February to May 2020, the Company has been providing distance teaching services to students and no dropout has been reported to the Company during this temporary school closure period. The Company’s revenue from study abroad consulting services may be affected because school closure and international travel bans may restrict students from pursue their overseas education in Europe, Australia, the United States and other foreign countries, which may cause suspension of the Company’s one-on-one consulting services, as well as postponement of payment from the Company’s partnering schools. In addition, the execution of the Company’s smart campus contracts with Chinese universities/colleges and collection of the payment may be delayed. These uncertainties may cause decrease in the Company’s revenue and cash flows for fiscal year 2020. As the Chinese universities/ colleges have gradually reopened since May 2020, the Company expects to substantially complete the delayed “smart campus” projects during the summer 2020, which may help to increase the revenue in the second half of 2020. However, the extent of the impact of COVID-19 can still depend on certain developments, including re-occurrences and associated duration and spread and the potential impact on the Company’s customers and schools, all of which are still uncertain and cannot be predicted at this point.

On May 12, 2020, the Company completed its initial public offering (“IPO”) of 1,333,333 common shares at a public offering price of $6.00 per share. The gross proceeds were $8 million before deducting placement agents’ commissions and other offering expenses, resulting in net proceeds of approximately $6.2 million. In connection with the offering, the Company’s common shares began trading on the NASDAQ Global Market under the symbol “CLEU.”